Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Summary of components of the provision (benefit) for income taxes

	December 31, 2020	December 31, 2019
Current
Federal	$11,434	$—
State	—	—
Deferred
Federal	(101,676)	(483)
State	—	—
Valuation allowance	101,676	483
Income tax provision	11,434	—

Summary of income tax expense differs from the amount that would have resulted from applying the federal statutory rate of 21% to pretax income from operations

	December 31, 2020	December 31, 2019
Statutory federal income tax	$(1,748,979)	$(483)
Change in fair value of derivative warrant liabilities	(1,450,150)	—
Financing costs - derivative warrant liabilities	(2,503)	—
Change in valuation allowance	3,213,066	483
Income tax expense	$11,434	$—

Summary of tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities

	December 31, 2020	December 31, 2019
Deferred tax assets:
Start-up/Organization costs	$101,676	$315
Net operating loss carryforwards	—	168
Total deferred tax assets	101,676	483
Valuation allowance	(101,676)	(483)
Deferred tax asset, net of allowance	$—	$—

TOI Parent Inc.
Income Taxes
Summary of components of the provision (benefit) for income taxes

	Current	Deferred	Total
Year ended December 31, 2020:
U.S. federal	$822,490	$(919,164)	$(96,674)
State and local	28,183	(424,332)	(396,149)
	$850,673	$(1,343,496)	$(492,823)

	Current	Deferred	Total
Year ended December 31, 2019:
U.S. federal	$355,245	$697,261	$1,052,506
State and local	203,261	127,501	330,762
	$558,506	$824,762	$1,383,268

	Current	Deferred	Total
Period from September 20, 2018 through December 31, 2018:
U.S. federal	$—	$552,044	$552,044
State and local	91,039	179,057	270,096
	$91,039	$731,101	$822,140

	Current	Deferred	Total
Period from January 1, 2018 through September 19, 2018:
U.S. federal	$—	$—	$—
State and local	132,942	(42,337)	90,605
	$132,942	$(42,337)	$90,605

Summary of income tax expense differs from the amount that would have resulted from applying the federal statutory rate of 21% to pretax income from operations

			Period from	Period from
			September 20,	January 1,
			2018	2018
	Year Ended	Year Ended	through	through
	December 31,	December 31,	December 31,	September 19,
	2020	2019	2018	2018
Income tax at federal statutory rate	$(3,110,753)	$(554,131)	$(246,014)	$1,266,764
Income not subject to corporate level tax	—	—	(30,292)	(1,266,764)
State tax, net federal benefit	(982,329)	(69,370)	238,489	90,605
Fines and Penalties	—	—	—	—
Transaction costs	—	—	668,779	—
Adjustment to deferred taxes	—	138,648	—	—
Change in tax status	—	—	187,779	—
Income Tax Payable:
Change in valuation allowance	3,596,998	1,854,006	—	—
Other	3,261	14,115	3,399	—
Income tax (benefit) expense	$(492,823)	$1,383,268	$822,140	$90,605

Summary of tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities

	December 31,	December 31,
	2020	2019
Deferred tax assets:
Deferred rent	$107,988	$57,780
Accrued Expenses	769,754	351,220
Net operating loss carryforwards	2,528,555	150,367
Management Fees (the Practice)	1,827,864	1,814,880
Impaired assets	2,086,611	—
Deferred revenue	182,467	58,348
Stock Based Compensation	68,505	26,120
Total gross deferred tax assets	7,571,744	2,458,715
Valuation allowance	(5,451,003)	(1,854,005)
Net deferred tax assets	2,120,741	604,710
Deferred tax liabilities:
Plant and equipment, principally due to differences in depreciation and capitalized interest	(1,905,646)	(1,746,345)
Management Fees (TOI Parent)	(1,827,864)	(1,814,881)
Total gross deferred liabilities	(3,733,510)	(3,561,226)
Net deferred tax liabilities	$(1,612,769)	$(2,956,516)

Summary of the changes in the amount of unrecognized tax benefits (excluding interest and penalties)

	December 31,	December 31,
	2020	2019
Beginning balance of unrecognized tax benefits	$1,902,659	$—
Additions based on tax positions related to the current year	—	1,902,659
Additions based on tax positions of prior years	—	—
Reductions due to lapse of applicable statute of limitation	—	—
Settlements	—	—
Ending balance of unrecognized tax benefits	$1,902,659	$1,902,659